Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Colchester Street Trust
Prospectus Date	rr_ProspectusDate	May 30, 2020
03.31 FIMM Funds Select Combo PRO-07 | Tax-Exempt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class:<br/>Tax-Exempt Portfolio/Select
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees
(fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing in municipal money market securities.
  Prior to June 30, 2016, normally not investing in any rated security that is rated in the second highest short-term rating category by Standard & Poor's (S&P) or Moody's Investors Service (Moody's) (beginning June 30, 2016, this investment strategy is no longer in effect).
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.
  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing up to 20% of assets in securities subject to state and/or federal income tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Money Market Fund May Impose Fees or Suspend Sales [Text]	rr_RiskMoneyMarketFundMayImposeFeesOrSuspendSales	The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Risk Money Market Fund May Not Preserve Dollar [Text]	rr_RiskMoneyMarketFundMayNotPreserveDollar	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.38%	June 30, 2019
Lowest Quarter Return	0.00%	March 31, 2015
Year-to-Date Return	0.34%	March 31, 2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	For the periods ended December 31, 2019
03.31 FIMM Funds Select Combo PRO-07 | Tax-Exempt Portfolio | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.14%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual operating expenses	rr_ExpensesOverAssets	0.26%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.23%	[2]
1 year	rr_ExpenseExampleYear01	$ 24
3 years	rr_ExpenseExampleYear03	80
5 years	rr_ExpenseExampleYear05	142
10 years	rr_ExpenseExampleYear10	$ 327
2010	rr_AnnualReturn2010	0.05%
2011	rr_AnnualReturn2011	0.02%
2012	rr_AnnualReturn2012	0.01%
2013	rr_AnnualReturn2013	0.02%
2014	rr_AnnualReturn2014	0.03%
2015	rr_AnnualReturn2015	0.08%
2016	rr_AnnualReturn2016	0.32%
2017	rr_AnnualReturn2017	0.66%
2018	rr_AnnualReturn2018	1.25%
2019	rr_AnnualReturn2019	1.31%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
03.31 FIMM Funds Select Combo PRO-07 | Tax-Exempt Portfolio | Return Before Taxes | Select Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Tax-Exempt Portfolio
Label	rr_AverageAnnualReturnLabel	Select Class
Past 1 year	rr_AverageAnnualReturnYear01	1.31%
Past 5 years	rr_AverageAnnualReturnYear05	0.72%
Past 10 years	rr_AverageAnnualReturnYear10	0.37%

[1]	Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Select Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.23% (the Expense Cap). If at any time during the current fiscal year expenses for Select Class of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through July 31, 2021. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[2]	In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Select Class of the fund and/or the fund’s distributor may waive all or a portion of the 12b-1 fees of Select Class of the fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Select Class or the fund will be able to avoid a negative yield.